CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment Convertible Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment Common Stock	Cumulative Effect, Period of Adoption, Adjustment Additional Paid-In Capital	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Common Stock	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Additional Paid-In Capital	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Deficit	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Other Comprehensive (Loss) Income	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Notes Receivable	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Convertible Preferred Stock	Series E Preferred Stock Common Stock	Series E Preferred Stock Additional Paid-In Capital	Series E Preferred Stock	Series E1 Preferred Stock Common Stock	Series E1 Preferred Stock Additional Paid-In Capital	Series E1 Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Notes Receivable	Total
BALANCE at Dec. 31, 2018	$ (276,889)										$ 276,889
BALANCE (in shares) at Dec. 31, 2018	(84,092,669)										84,092,669
BALANCE at Dec. 31, 2019	$ (436,533)										$ 436,533
BALANCE (in shares) at Dec. 31, 2019	(100,038,109)										100,038,109
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests [Abstract]
Issuance of Preferred Stock (in shares)												16,426,267			3,046,623
Issuance of Preferred Stock												$ 2	$ 134,665	$ 134,667		$ 24,977	$ 24,977
BALANCE at Dec. 31, 2018		$ 11	$ 276,878	$ 276,889	$ 13	$ 283,318	$ (190,666)	$ (96)	$ (249)	$ 92,320								$ 2	$ 6,440	$ (190,666)	$ (96)	$ (249)	$ (184,569)
BALANCE (in shares) at Dec. 31, 2018		106,977,440			126,329,695													19,352,255
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																			708				708
Exercise of Common Stock options (in shares)																		1,217,255
Vesting of restricted Common Stock																		$ 1	7				8
Vesting of restricted Common Stock (in shares)																		6,904,182
Issuance of Common Stock for acquisitions																			3,563				3,563
Issuance of Common Stock for acquisitions (in shares)																		1,066,373
Stock-based compensation expense																			5,215				5,215
Common Stock warrants issued																			1,038				1,038
Net loss																				(103,596)			(103,596)
Other comprehensive income (loss)																					171		171
BALANCE at Dec. 31, 2019		$ 13	436,520	436,533	$ 16	453,242	(294,262)	75		159,071								$ 3	16,722	(294,262)	75		(277,462)
BALANCE (in shares) at Dec. 31, 2019		128,100,821			154,913,934													26,813,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repayment of notes receivable																			(249)			$ 249
Repayment of notes receivable (in shares)																		(76,461)
Exercise of Common Stock options																			132				132
Exercise of Common Stock options (in shares)																		286,636
Vesting of restricted Common Stock																			2				2
Vesting of restricted Common Stock (in shares)																		1,750,555
Stock-based compensation expense																			1,259				1,259
Common Stock warrants issued																			124				124
Net loss																				(21,804)			(21,804)
Other comprehensive income (loss)																					(159)		(159)
BALANCE at Mar. 31, 2020																		$ 16	454,759	(316,066)	(84)		$ 138,625
BALANCE (in shares) at Mar. 31, 2020																		156,951,125
BALANCE at Dec. 31, 2019	$ (436,533)										$ 436,533
BALANCE (in shares) at Dec. 31, 2019	(100,038,109)										100,038,109
BALANCE (in shares) at Dec. 31, 2020																							100,038,109
BALANCE at Dec. 31, 2019		$ 13	$ 436,520	$ 436,533	$ 16	$ 453,242	$ (294,262)	$ 75		$ 159,071								$ 3	16,722	(294,262)	75		$ (277,462)
BALANCE (in shares) at Dec. 31, 2019		128,100,821			154,913,934													26,813,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																			325				325
Exercise of Common Stock options (in shares)																		521,925
Vesting of restricted Common Stock																		$ 1	6				7
Vesting of restricted Common Stock (in shares)																		5,307,357
Repurchase of shares for employee tax withholdings (in shares)																		(9,308)
Issuance of Common Stock for acquisitions																			500				500
Issuance of Common Stock for acquisitions (in shares)																		61,060
Stock-based compensation expense																			8,006				8,006
Common Stock warrants issued																			1,915				1,915
Common Stock warrants issued (in shares)																		692,366
Net loss																				(34,015)			(34,015)
Other comprehensive income (loss)																					(84)		(84)
BALANCE at Dec. 31, 2020																		$ 23	844,188	(328,277)	(9)		515,925
BALANCE (in shares) at Dec. 31, 2020																		224,626,597
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization, net of transaction costs																		$ 6	380,295				380,301
Reverse recapitalization, net of transaction costs (in shares)																		63,139,263
Exercise of Common Stock options																			180				180
Exercise of Common Stock options (in shares)																		163,228
Vesting of restricted Common Stock (in shares)																		56,015
Vesting of restricted stock units (in shares)																		15,265
Repurchase of shares for employee tax withholdings																			(54)				(54)
Repurchase of shares for employee tax withholdings (in shares)																		(2,241)
Issuance of Common Stock for acquisitions																			159,847				159,847
Issuance of Common Stock for acquisitions (in shares)																		5,036,142
Stock-based compensation expense																			2,217				2,217
Vesting of Trine Founder shares (in shares)																		1,850,938
Exercise of warrants																		$ 2	320,567				320,569
Exercise of warrants (in shares)																		20,690,975
Net loss																				(59,108)			(59,108)
Other comprehensive income (loss)																					(12)		(12)
BALANCE at Mar. 31, 2021																		$ 25	$ 1,326,945	$ (387,385)	$ (21)		$ 939,564
BALANCE (in shares) at Mar. 31, 2021																		252,436,919